                       ING LIMITED MATURITY BOND PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Adviser Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Limited Maturity Bond Portfolio use the Lehman Government/Credit Bond 1-3 Year Index as its comparative performance index. As such, the third full paragraph and performance table of the "Performance" section on page 21 of the Prospectus are replaced with the following:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years, and the Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                                    AVERAGE ANNUAL RETURN*(1)
                                    -------------------------
                                  1 YEAR     5 YEAR     10 YEAR
                                  ------     ------     -------
Class S Shares ................    7.08%      6.17%      5.73%
Lehman Government/
Credit Bond 1-3 Year Index ....    6.28%      6.64%      6.18%
Lehman Government/
Credit Bond 1-5 Year Index ....    8.12%      7.12%      6.62%

             BEST QUARTER
Quarter Ended
9/30/01 ....................    4.15%

            WORST QUARTER
Quarter Ended
3/31/94 ....................   (1.08)%

* The performance information presented above is for December 31 of each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       ING LIMITED MATURITY BOND PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                         Institutional Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Limited Maturity Bond Portfolio use the Lehman Government/Credit Bond 1-3 Year Index as its comparative performance index. As such, the fourth paragraph and performance table of the "Performance" section on page 22 of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years. The Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                                    AVERAGE ANNUAL RETURN*(1)
                                    -------------------------
                                  1 YEAR     5 YEAR     10 YEAR
                                  ------     ------     -------
Class S Shares ................    7.24%      6.32%      5.89%
Lehman Government/
Credit Bond 1-3 Year Index ....    6.28%      6.64%      6.18%
Lehman Government/
Credit Bond 1-5 Year Index ....    8.12%      7.12%      6.62%

            BEST QUARTER
Quarter Ended
9/30/01........................    4.19%

            WORST QUARTER
Quarter Ended
3/31/94........................   (1.04)%

* Class I commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                       ING LIMITED MATURITY BOND PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Service Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Limited Maturity Bond Portfolio use the Lehman Government/Credit Bond 1-3 Year Index as its comparative performance index. As such, the first paragraph and performance table of the "Performance" section on page 21 of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Lehman Government/Credit Bond 1-3 Year Index and the Lehman Brothers 1-5 Year U.S. Government Credit Bond Index. The Lehman Government/Credit Bond 1-3 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to three years, and the Lehman Government/Credit Bond 1-5 Year Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one to five years. The Lehman Government/Credit Bond 1-3 Year Index is intended to be the comparative index for the Portfolio. The change in the comparative index was made as the Lehman Government/Credit 1-3 Year Index is a better representation of the investment style of the Portfolio and more accurately reflects the expected performance of the Portfolio. In the future, it will be the only benchmark compared to the Portfolio.

                                    AVERAGE ANNUAL RETURN*(1)
                                    -------------------------
                                  1 YEAR     5 YEAR     10 YEAR
                                  ------     ------     -------
Class S Shares ................    7.24%      6.32%      5.89%
Lehman Government/
Credit Bond 1-3 Year
Index .........................    6.28%      6.64%      6.18%
Lehman Government/
Credit Bond 1-5 Year Index ....    8.12%      7.12%      6.62%

        BEST QUARTER
Quarter Ended
9/30/01.....................    4.19%

        WORST QUARTER
Quarter Ended
3/31/94.....................   (1.04)%

* The performance information presented above is for December 31 of each year.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           ING LIQUID ASSETS PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Adviser Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Liquid Assets Portfolio use the iMoneyNet First Tier Retail Index as its comparative performance index. As such, the second full paragraph and the performance table of the "Performance" section on page 24 of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.

                                  AVERAGE ANNUAL RETURN*(1)
                                  -------------------------
                                1 YEAR     5 YEAR     10 YEAR
                                ------     ------     -------
Class S Shares ..............    1.28%      4.06%      4.14%
iMoneyNet First Tier
Retail Index ................    1.10%      3.91%      4.08%
Merrill Lynch 3-Month
U.S. Treasury Bill Index ....    1.78%      4.48%      4.64%

           BEST QUARTER
Quarter Ended
9/30/00.........................   1.52%

           WORST QUARTER
Quarter Ended
12/31/02........................   0.27%

* The performance information presented above is for December 31 of each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           ING LIQUID ASSETS PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                         Institutional Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Liquid Assets Portfolio use the iMoneyNet First Tier Retail Index as its comparative performance index. As such, the last paragraph and the performance table of the "Performance" section on page 25 of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.

                                  AVERAGE ANNUAL RETURN*(1)
                                  -------------------------
                                1 YEAR     5 YEAR     10 YEAR
                                ------     ------     -------
Class S Shares ..............    1.43%      4.22%      4.30%
iMoneyNet First Tier
Retail Index ................    1.10%      3.91%      4.08%
Merrill Lynch 3-Month
U.S. Treasury Bill Index ....    1.78%      4.48%      4.64%

             BEST QUARTER
Quarter Ended
9/30/00...........................   1.56%

             WORST QUARTER
Quarter Ended
12/31/02..........................   0.31%

* Class I commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 24, 1989. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           ING LIQUID ASSETS PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Service Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING Liquid Assets Portfolio use the iMoneyNet First Tier Retail Index as its comparative performance index. As such, the last paragraph on page 23 and the performance table on page 24 of the "Performance" section of the Prospectus are replaced with the following:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the iMoneyNet First Tier Retail Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds and the Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of U.S. Treasury Bills with initial maturities of three months. The iMoneyNet First Tier Retail Index is intended to be the comparative index for the Portfolio. The change in the comparative index was implemented because the iMoneyNet First Tier Retail Index is a more suitable measure of the Portfolio's performance in that it will be used to compare the Portfolio against other money market funds in its peer group. In the future, it will be the only benchmark compared to the Portfolio.

                                  AVERAGE ANNUAL RETURN*(1)
                                  -------------------------
                                1 YEAR     5 YEAR     10 YEAR
                                ------     ------     -------
Class S Shares ..............    1.43%      4.22%      4.30%
iMoneyNet First Tier
Retail Index ................    1.10%      3.91%      4.08%
Merrill Lynch 3-Month
U.S. Treasury Bill Index ....    1.78%      4.48%      4.64%

            BEST QUARTER
Quarter Ended
9/30/00........................   1.56%

            WORST QUARTER
Quarter Ended
12/31/02.......................   0.31%

* The performance information presented above is for December 31 of each year.

(1) ING Investment Management has managed the Portfolio since January 2, 1998. Performance prior to January 2, 1998 is attributable to different portfolio managers. The Portfolio commenced operations on January 24, 1989.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         ING MFS TOTAL RETURN PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Adviser Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING MFS Total Return Portfolio compare its performance to two additional indices: the Lehman Brothers Aggregate Bond and the 60% Standard & Poor's Composite Stock Price/40% Lehman Brothers Aggregate Bond Indices. To reflect the addition of these indices, the last paragraph on page 36 and the performance table on page 37 of the "Performance" section of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.

                    AVERAGE ANNUAL TOTAL RETURN*
                     1 YEAR            8/14/98
                     ------            -------
                                     (INCEPTION)
Class S Shares ...   (5.24)%           4.64%
S&P 500 Index ....  (22.09)%          (4.03)%(1)
LBAB Index .......   10.25%            7.59%(1)
Composite Index ..   (9.82)%           1.00%(1)

         BEST QUARTER
Quarter Ended
9/30/00.......................    7.23%

         WORST QUARTER
Quarter Ended
9/30/02.......................   (8.36)%

* The performance information presented above is as of December 31 for each year. Class A does not have a full year of performance for the year 2002. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Class A shares. Class S shares are not offered in this Prospectus. If they had been offered, Class A shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class A shares have different expenses.

(1)   Index return is for the period beginning August 1, 1998.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         ING MFS TOTAL RETURN PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                         Institutional Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING MFS Total Return Portfolio compare its performance to two additional indices: the Lehman Brothers Aggregate Bond and the 60% Standard & Poor's Composite Stock Price/40% Lehman Brothers Aggregate Bond Indices. To reflect the addition of these indices, the last paragraph on page 37 and the performance table on page 38 of the "Performance" section of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.

                    AVERAGE ANNUAL TOTAL RETURN*
                    ----------------------------
                     1 YEAR            8/14/98
                     ------            -------
                                     (INCEPTION)
Class S Shares ...   (5.10)%           4.80%
S&P 500 Index ....  (22.09)%          (4.03)%(1)
LBAB Index .......   10.25%            7.59%(1)
Composite Index ..   (9.82)%           1.00%(1)

       BEST QUARTER
Quarter Ended
9/30/00...................       7.27%

       WORST QUARTER
Quarter Ended
9/30/02...................      (8.33)%


* Class I commenced operations in 2003 and therefore does not have performance for 2002. The performance information presented above is as of December 31 for each year. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(1)   Index return is for the period beginning August 1, 1998.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         ING MFS TOTAL RETURN PORTFOLIO

                        Supplement Dated August 20, 2003
                             to ING Investors Trust
                            Service Class Prospectus
                                Dated May 1, 2003

      Effective August 20, 2003, the Board of Trustees has approved that the ING MFS Total Return Portfolio compare its performance to two additional indices: the Lehman Brothers Aggregate Bond and the 60% Standard & Poor's Composite Stock Price/40% Lehman Brothers Aggregate Bond Indices. To reflect the addition of these indices, the last paragraph and the performance table on page 35 of the "Performance" section of the Prospectus are replaced with the following:

            The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares performance to that of the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500 Index is a widely recognized, unmanaged index comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information.

                    AVERAGE ANNUAL TOTAL RETURN*
                    ----------------------------
                     1 YEAR            8/14/98
                     ------            -------
                                     (INCEPTION)
Class S Shares       (5.10)%           4.80%
S&P 500 Index       (22.09)%          (4.03)%(1)
LBAB Index           10.25%            7.59%(1)
Composite Index      (9.82)%           1.00%(1)

    BEST QUARTER
Quarter Ended
9/30/00..............    7.27%

    WORST QUARTER
Quarter Ended
9/30/02..............   (8.33)%

* The performance information presented above is as of December 31 for each year.

(1)   Index return is for the period beginning August 1, 1998.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.